Offerings - Offering: 1	May 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	39,534,884
Proposed Maximum Offering Price per Unit	1.0130
Maximum Aggregate Offering Price	$ 40,048,837.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,530.74
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of common stock, par value $0.0001 per share (“common stock”), of SunPower Inc. (the “Company”) as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Includes up to (i) 14,534,884 shares of common stock issuable upon conversion of the Convertible Debenture, dated March 6, 2026, as amended, issued by the Company to the selling securityholder and (ii) 25,000,000 shares of common stock that may be issued and sold by the Company pursuant to the Standby Equity Distribution Agreement, dated January 27, 2026, between the Company and the selling securityholder.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Stock Market on May 18, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.